Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities
10.
Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities
(a)
These captions are comprised of the following:

	2024	2023
	S/(000)	S/(000)

Other accounts receivable and other assets
Financial instruments
Other accounts receivable, net	540,883	660,956
Accounts receivable from sale of investments (c)	432,341	63,466
POS commission receivable	390,126	420,644
Operations in process (d)	149,105	83,640
Accounts receivable related to derivative financial instruments (b)	143,201	158,101
Accounts receivable from short sale operations, Note 3.4(f.11)	61,191	—
Others	14,954	17,774
	1,731,801	1,404,581
Non-financial instruments
Tax paid to recover	673,786	422,248
Deferred charges	99,776	101,551
Deferred cost of POS affiliation and registration	85,006	92,511
Tax credit for General Sales Tax - IGV	35,391	32,482
Investments in associates	24,795	22,548
POS equipment supplies (*)	12,966	14,854
Assets received as payment and seized through legal actions	4,158	28,933
Others	2,499	5,440
	938,377	720,567
Total	2,670,178	2,125,148

(*) Comprises the Points of Sale (“POS”) required for the rendering of the service. Their supplies are recorded at cost, which is determined by applying the weighted average method.

	2024	2023
	S/(000)	S/(000)

Other accounts payable, provisions and other liabilities
Financial instruments
Insurance contract liability with investment component, Note 3.4(d.1.5)	1,308,422	1,010,429
Third party compensation (**)	866,665	763,039
Other accounts payable	665,296	727,906
Operations in process (d)	556,543	226,428
Accounts payable for acquisitions of investments (c)	353,787	106,955
Lease liabilities, Note 8(e)	143,803	90,513
Workers’ profit sharing and salaries payable	109,395	105,734
Accounts payable related to derivative financial instruments (b)	102,288	145,395
Financial liabilities at fair value through profit or loss, Note 3.4(f.11)	61,153	—
Allowance for indirect loan losses, Note 6(d.2)	14,248	17,932
Accounts payable to reinsurers and coinsurers	6,354	7,260
	4,187,954	3,201,591
Non-financial instruments
Provision for other contingencies (e)	107,078	70,671
Taxes payable	87,262	80,331
Deferred income (***)	36,394	23,490
Registration for use of POS	18,005	21,962
Others	8,839	9,315
	257,578	205,769
Total	4,445,532	3,407,360

(**) Corresponds mainly to outstanding balances payable to affiliated businesses, for the consumptions made by the card’s users, net of the respective fee charged by Izipay, which are mainly settled the day after the transaction was made.

(***) Corresponds mainly to deferred fees for indirect loans (mainly guarantee letters) and the transactions registered in Izipay related to installments pending of accrual within the contract’s term with affiliated businesses.

(b)
The following table presents the fair value of derivative financial instruments recorded as assets or liabilities, including their notional amounts, as of December 31, 2024 and 2023. The notional gross amount is the nominal amount of the derivative’s underlying asset, and it is the base over which changes in the fair value of derivatives are measured; see Note 18(a):

	Note	Assets	Liabilities	Notional amount	Effective part recognized in other comprehensive income during the year	Maturity	Hedged instruments	Caption of the consolidated statement of financial position where the hedged item has been recognized
		S/(000)	S/(000)	S/(000)	S/(000)
2024
Derivatives held for trading (*) -
Forward exchange contracts		22,336	45,012	7,092,071	—	Between January 2025 and June 2026	—	—
Cross swaps		11,593	13,277	1,899,348	—	Between January 2025 and November 2029	—	—
Interest rate swaps		38,817	28,812	1,742,139	—	Between January 2025 and June 2036	—	—
Options		—	—	2,518	—	Between January 2025 and July 2025	—	—
		72,746	87,101	10,736,076	—
Derivatives held as hedges - Cash flow hedges:
Cross currency swaps (CCS)	13(d)	5,953	3,415	1,129,200	(6,754)	October 2026	Corporate bonds	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13(e)	54,218	—	565,500	(10,463)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	12(d)	3,168	—	188,200	1,002	June 2025	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(d)	—	404	188,200	742	May 2025	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	13(e)	—	5,518	75,400	(1,418)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13(e)	—	5,433	75,400	(1,537)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	12(d)	7,116	—	75,280	588	February 2025	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	13(e)	—	417	37,700	(433)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	12(d)	—	—	—	218	-	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(d)	—	—	—	632	-	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(e)	—	—	—	243	-	Due to banks	Due to banks and correspondents
		70,455	15,187	2,334,880	(17,180)
		143,201	102,288	13,070,956	(17,180)
(c)

	Note	Assets	Liabilities	Notional amount	Effective part recognized in other comprehensive income during the year	Maturity	Hedged instruments	Caption of the consolidated statement of financial position where the hedged item has been recognized
		S/(000)	S/(000)	S/(000)	S/(000)
2023
Derivatives held for trading (*) -
Forward exchange contracts		36,595	29,517	4,875,692	—	Between January 2024 and December 2025	—	—
Interest rate swaps		40,350	25,196	1,530,493	—	Between March 2024 and June 2036	—	—
Cross currency swaps		20,982	44,897	1,370,799	—	Between January 2024 and April 2028	—	—
Options		1,172	1,174	279,047	—	Between January 2024 and December 2024	—	—
		99,099	100,784	8,056,031	—
Derivatives held as hedges- Cash flow hedges:
Cross currency swaps (CCS)	13(d)	2,958	7,383	1,112,700	(10,199)	October 2026	Corporate bonds	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13(e)	56,044	—	556,950	(3,309)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	12(d)	—	3,020	241,085	(1,374)	Between January 2025 and June 2025	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(d)	—	3,823	185,450	(1,234)	May 2025	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(d)	—	6,708	111,270	(578)	August 2024	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(d)	—	9,442	111,270	(277)	October 2024	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	13(e)	—	5,245	74,260	(2,401)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13(e)	—	5,041	74,260	(1,923)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	12(d)	—	811	74,180	(619)	February 2025	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(e)	—	3,138	37,090	(88)	November 2024	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	-	—	—	—	(669)	-	Corporate bonds	Bonds, notes and obligations outstanding
		59,002	44,611	2,578,515	(22,671)
		158,101	145,395	10,634,546	(22,671)

(*) During the years 2024, 2023 and 2022, the Group recognized losses for S/13,793,000, gains for S/68,315,000 and losses for S/4,523,000 , respectively, as a result of the valuation of derivative financial instruments held for trading, which were recorded in the caption “Net (loss) gain from financial assets at fair value through profit or loss” in the consolidated statement of income.

(i)
As of December 31, 2024 and 2023, certain derivative financial instruments hold collateral deposits; see Note 4(d).
(ii)
For the designated hedging derivatives mentioned in the table above, changes in fair values of hedging instruments completely offset the changes in fair values of hedged items; therefore, there has been no hedge ineffectiveness as of December 31, 2024 and 2023. During 2024 and 2023, there were no discontinued hedges accounting.
(iii)
Derivatives held for trading are traded mainly to satisfy clients’ needs. The Group may also take positions with the expectation of profiting from favorable movements in prices or rates. Also, this caption includes any derivatives which do not comply with IFRS 9 hedging accounting requirements.
(iv)
The table below presents the future effect of current cash flow hedges on the consolidated statement of income, net of the deferred Income Tax, which will be included in the caption “Net (loss) gain of financial assets at fair value through profit or loss” when realized:

	As of December 31, 2024				As of December 31, 2023
	Up to 1 year	From 1 to 3 years	Over 3 years	Expected effect	Up to 1 year	From 1 to 3 years	Over 3 years	Expected effect
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of income – (Expense) income	(2,458)	(46,655)	—	(49,113)	(2,139)	(13,717)	(16,077)	(31,933)

The transfer of net unrealized losses on cash flow hedges to the consolidated statement of income is presented in Note 16(d) and 16(e).

(v)
The gain (loss) for cash flow hedges reclassified to the consolidated statement of income for the years ended as of December 31, 2024 and 2023, is as follows:

	2024	2023
	S/(000)	S/(000)
Interest expenses from cash flow hedges	(119,893)	(116,885)
Interest income from cash flow hedges	89,947	92,637
Expenses for exchange differences from cash flow hedges	(133,480)	(136,625)
Income for exchange differences from cash flow hedges	168,835	118,180
	5,409	(42,693)

These amounts offset the effects of interest rate risk and exchange rate risk on the hedged item.

The following table shows hedging instruments that the Group uses in its cash flow hedges due to maturities:

December 31, 2024	1 to 3 months	3 to 12 months	1 to 5 years	Total

Cross currency swaps (CCS)
Notional	75,280	376,400	1,883,200	2,334,880
Average interest rate in US Dollars	4.66%	5.20%	2.17%	—
Average interest rate in Soles	8.59%	7.89%	2.07%	—
Average exchange rate Soles / US Dollar	3.89	3.71	3.66	—

December 31, 2023	1 to 3 months	3 to 12 months	1 to 5 years	Total

Cross currency swaps (CCS)
Notional	—	259,630	2,318,885	2,578,515
Average interest rate in US Dollars	—	3.60%	3.07%	—
Average interest rate in Soles	—	8.09%	3.86%	—
Average exchange rate Soles / US Dollar	—	3.94	3.66	—

(c)
As of December 31, 2024 and 2023, corresponds to accounts receivable and payable for the sale and purchase of financial investments negotiated during the last days of the month, which were settled at the beginning of the following month. As of said dates, the balance corresponds mainly to the purchase and sale of Sovereign Bonds issued by the Peruvian Government and Global Bonds issued by the Treasury of the United States of America.
(d)
Operations in process include transactions made during the last days of the month and other types of similar transactions that are reclassified to their corresponding accounting accounts in the following month. These transactions do not affect the consolidated statement of income.
(e)
As of December 2024, Inteligo Bank has established a provision of US$5,800,000 (equivalent to approximately S/21,831,000) related to the legal proceedings in the ordinary course of its banking operations.